Madison Funds | March 31, 2024

Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 79.7%
Communication Services - 4.9%
Alphabet, Inc., Class C * (A)	20,000	$3,045,200
Comcast Corp., Class A (A)	31,500	1,365,525
Lumen Technologies, Inc. *	124,000	193,440
T-Mobile U.S., Inc. (A)	16,500	2,693,130
		7,297,295
Consumer Discretionary - 8.2%
Las Vegas Sands Corp. (A)	123,900	6,405,630
Lowe's Cos., Inc. (A)	10,000	2,547,300
Nordstrom, Inc.	156,000	3,162,120
		12,115,050
Consumer Staples - 6.0%
Archer-Daniels-Midland Co. (A)	40,000	2,512,400
Constellation Brands, Inc., Class A (A)	12,000	3,261,120
PepsiCo, Inc. (A)	18,000	3,150,180
		8,923,700
Energy - 9.8%
APA Corp. (A)	102,700	3,530,826
EOG Resources, Inc. (A)	21,000	2,684,640
Matador Resources Co. (A)	35,000	2,336,950
Transocean Ltd. *	940,000	5,903,200
		14,455,616
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp., REIT (A)	15,500	3,062,645
Financials - 11.3%
BlackRock, Inc. (A)	5,700	4,752,090
Charles Schwab Corp. (A)	33,500	2,423,390
CME Group, Inc. (A)	14,200	3,057,118
Morgan Stanley (A)	33,300	3,135,528
PayPal Holdings, Inc. * (A)	51,300	3,436,587
		16,804,713
Health Care - 12.9%
Abbott Laboratories (A)	27,000	3,068,820
Agilent Technologies, Inc. (A)	17,000	2,473,670
CVS Health Corp. (A)	48,500	3,868,360
Danaher Corp. (A)	12,000	2,996,640
Medtronic PLC (A)	53,300	4,645,095
Pfizer, Inc. (A)	74,000	2,053,500
		19,106,085
Industrials - 4.3%
3M Co.	12,500	1,325,875
Honeywell International, Inc. (A)	15,100	3,099,275
United Parcel Service, Inc., Class B (A)	13,300	1,976,779

See accompanying Notes to Portfolios of Investments.

Madison Funds | March 31, 2024

Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

			6,401,929
Information Technology - 5.7%
Adobe, Inc. * (A)		3,000	1,513,800
Ciena Corp. * (A)		37,500	1,854,375
Microchip Technology, Inc. (A)		17,000	1,525,070
Texas Instruments, Inc. (A)		20,000	3,484,200
			8,377,445
Materials - 7.3%
Air Products & Chemicals, Inc. (A)		13,600	3,294,872
Barrick Gold Corp. (A)		244,500	4,068,480
Newmont Corp. (A)		95,000	3,404,800
			10,768,152
Utilities - 7.2%
AES Corp. (A)		234,000	4,195,620
Dominion Energy, Inc. (A)		48,000	2,361,120
NextEra Energy, Inc. (A)		65,000	4,154,150
			10,710,890
Total Common Stocks ( Cost $135,263,438 )			118,023,520
EXCHANGE TRADED FUNDS - 2.2%
Stock Funds - 2.2%
VanEck Gold Miners ETF (A)		104,000	3,288,480
Total Exchange Traded Funds ( Cost $3,417,868 )			3,288,480
SHORT-TERM INVESTMENTS - 25.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 5.26%		37,137,010	37,137,010
Total Short-Term Investments ( Cost $37,137,010 )			37,137,010
TOTAL PUT OPTIONS PURCHASED - 0.1% ( Cost $1,512,200 )			75,000
TOTAL INVESTMENTS - 107.0% ( Cost $177,330,516 )			158,524,010
TOTAL CALL & PUT OPTIONS WRITTEN - (2.5%)			(3,632,056)
NET OTHER ASSETS AND LIABILITIES - (4.5%)			(6,796,066)
TOTAL NET ASSETS - 100.0%			$148,095,888

*	Non-income producing.
(A)	All or a portion of these securities' positions, with a value of $110,727,365, represent covers (directly or through conversion rights) for outstanding options written.
(B)	7-day yield.

ETF	Exchange Traded Fund.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | March 31, 2024

Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

Purchased Option Contracts Outstanding at March 31, 2024
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Put Option Purchased
S&P 500 Index	$4,800	4/19/24	250	$ 120,000,000	$75,000	$1,512,200	$(1,437,200)
Total Put Options Purchased					$75,000	$1,512,200	$(1,437,200)
Written Option Contracts Outstanding at March 31, 2024
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Call Options Written
Abbott Laboratories	$120	4/19/24	(190)	$ (2,280,000)	$(6,745)	$(42,175)	$35,430
Abbott Laboratories	120.00	6/21/24	(80)	(960,000)	(16,159)	(15,190)	(969)
Adobe, Inc.	520.00	5/17/24	(30)	(1,560,000)	(44,325)	(41,219)	(3,106)
Written Option Contracts Outstanding at March 31, 2024 (continued)
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Call Options Written (continued)
AES Corp.	$19	5/17/24	(1,170)	$ (2,223,000)	$(52,650)	$(53,004)	$354
AES Corp.	19.00	8/16/24	(1,170)	(2,223,000)	(125,775)	(74,848)	(50,927)
Agilent Technologies, Inc.	150.00	5/17/24	(170)	(2,550,000)	(60,350)	(71,225)	10,875
Air Products & Chemicals, Inc.	260.00	6/21/24	(136)	(3,536,000)	(75,480)	(96,420)	20,940
Alphabet, Inc., Class C	150.00	4/19/24	(200)	(3,000,000)	(96,000)	(75,794)	(20,206)
American Tower Corp., REIT	195.00	4/19/24	(115)	(2,242,500)	(60,950)	(52,781)	(8,169)
American Tower Corp., REIT	210.00	6/21/24	(40)	(840,000)	(16,599)	(16,359)	(240)
APA Corp.	35.00	5/17/24	(515)	(1,802,500)	(75,190)	(53,582)	(21,608)
Archer-Daniels-Midland Co.	62.50	5/17/24	(200)	(1,250,000)	(54,000)	(31,704)	(22,296)
Archer-Daniels-Midland Co.	65.00	5/17/24	(200)	(1,300,000)	(31,500)	(21,794)	(9,706)
Barrick Gold Corp.	18.00	5/17/24	(1,225)	(2,205,000)	(43,488)	(43,234)	(254)
BlackRock, Inc.	800.00	4/19/24	(57)	(4,560,000)	(244,530)	(119,080)	(125,450)
Charles Schwab Corp.	70.00	4/19/24	(335)	(2,345,000)	(116,413)	(45,319)	(71,094)
Ciena Corp.	50.00	4/19/24	(375)	(1,875,000)	(39,375)	(48,540)	9,165
CME Group, Inc.	220.00	6/21/24	(142)	(3,124,000)	(89,460)	(98,401)	8,941
Comcast Corp., Class A	45.00	6/21/24	(315)	(1,417,500)	(42,683)	(36,664)	(6,019)
Constellation Brands, Inc.	255.00	4/19/24	(120)	(3,060,000)	(221,400)	(74,276)	(147,124)
CVS Health Corp.	80.00	5/17/24	(245)	(1,960,000)	(64,435)	(37,740)	(26,695)
CVS Health Corp.	82.50	5/17/24	(240)	(1,980,000)	(39,120)	(41,345)	2,225
Danaher Corp.	260.00	4/19/24	(90)	(2,340,000)	(11,925)	(51,207)	39,282
Danaher Corp.	260.00	5/17/24	(30)	(780,000)	(14,550)	(15,212)	662
Dominion Energy, Inc.	50.00	5/17/24	(480)	(2,400,000)	(69,600)	(47,555)	(22,045)
EOG Resources, Inc.	125.00	5/17/24	(210)	(2,625,000)	(126,000)	(64,884)	(61,116)
Honeywell International Inc.	210.00	6/21/24	(151)	(3,171,000)	(77,765)	(70,994)	(6,771)

See accompanying Notes to Portfolios of Investments.

Madison Funds | March 31, 2024

Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

Las Vegas Sands Corp.	55.00	4/19/24	(1,239)	(6,814,500)	(61,331)	(222,514)	161,183
Lowe's Cos., Inc.	240.00	4/19/24	(100)	(2,400,000)	(164,000)	(49,897)	(114,103)
Matador Resources Co.	65.00	4/19/24	(350)	(2,275,000)	(96,250)	(57,394)	(38,856)
Medtronic PLC	90.00	6/21/24	(533)	(4,797,000)	(111,397)	(95,750)	(15,647)
Microchip Technology, Inc.	92.50	5/17/24	(170)	(1,572,500)	(61,199)	(59,376)	(1,823)
Morgan Stanley	90.00	4/19/24	(180)	(1,620,000)	(94,050)	(29,875)	(64,175)
Morgan Stanley	95.00	6/21/24	(153)	(1,453,500)	(60,053)	(31,208)	(28,845)
Newmont Corp.	37.50	5/17/24	(475)	(1,781,250)	(61,513)	(50,797)	(10,716)
Newmont Corp.	40.00	5/17/24	(475)	(1,900,000)	(30,875)	(38,462)	7,587
NextEra Energy, Inc.	60.00	5/17/24	(650)	(3,900,000)	(338,000)	(91,987)	(246,013)
PayPal Holdings, Inc.	65.00	4/19/24	(513)	(3,334,500)	(169,290)	(66,322)	(102,968)
PepsiCo, Inc.	175.00	4/19/24	(180)	(3,150,000)	(42,210)	(70,515)	28,305
Pfizer, Inc.	30.00	6/21/24	(740)	(2,220,000)	(38,480)	(39,562)	1,082
T-Mobile U.S., Inc.	165.00	4/19/24	(100)	(1,650,000)	(12,700)	(35,408)	22,708
T-Mobile U.S., Inc.	165.00	5/17/24	(65)	(1,072,500)	(24,537)	(25,608)	1,071
Texas Instruments, Inc.	165.00	4/19/24	(200)	(3,300,000)	(210,000)	(92,402)	(117,598)
United Parcel Service, Inc., Class B	170.00	4/19/24	(133)	(2,261,000)	(1,929)	(41,363)	39,434
VanEck Gold Miners ETF	32.00	4/19/24	(1,040)	(3,328,000)	(88,400)	(72,262)	(16,138)

Total Call Options Written					$(3,582,681)	$(2,611,248)	$(971,433)

Put Options Written
S&P 500 Index	$4,600	4/19/24	(250)	$ (115,000,000)	$(49,375)	$(768,421)	$719,046
Total Options Written, at Value					$(3,632,056)	$(3,379,669)	$(252,387)

See accompanying Notes to Portfolios of Investments.

MCN | Madison Covered Call & Equity Strategy Fund | March 31, 2024

Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Covered Call & Equity Strategy Fund (the "Fund") values securities traded on a national securities exchange are valued at their closing sale price, except for securities traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), which are valued at the NASDAQ official closing price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange or on NASDAQ are valued at the bid price. Options are valued at the mean between the best bid and best ask price across all option exchanges. Debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Debt securities having longer maturities are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services approved by the Fund. Mutual funds are valued at their net asset value ("NAV"). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

At times, the Fund maintains cash balances at financial institutions in excess of federally insured limits. The Fund monitors this credit risk and has not experienced any losses related to this risk.

2. Fair Value Measurements: The Fund has adopted Financial Accounting Standards Board (the "FASB") applicable guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

·Level 1 - unadjusted quoted prices in active markets for identical investments

·Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

·Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value for the period ended March 31, 2024, maximized the use of observable inputs and minimized the use of unobservable inputs.

There were no transfers between classification levels during the period ended March 31, 2024. As of and during the period ended March 31, 2024, the Fund did not hold securities deemed as Level 3 securities.

The following is a summary of the inputs used as of March 31, 2024, in valuing the Fund's investments carried at fair value:

Description	Level 1	Level 2	Level 3	Value at 3/31/24
Assets:1
Common Stocks	$118,023,520	$-	$-	$118,023,520
Exchange Traded Funds	3,288,480	-	-	3,288,480
Short-Term Investments	37,137,010	-	-	37,137,010
Options Purchased	75,000	-	-	75,000
	$158,524,010	$-	$-	$158,524,010
Liabilities:[1]
Options Written	$(3,632,056)	$-	$-	$(3,632,056)

[1] Please see the Portfolio of Investments for a listing of all securities within each category.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund's financial position, and results of operations.

The following table presents the types of derivatives in the Fund and their effect:

Statement of Asset & Liability Presentation of Fair Values of Derivative Instruments
	Asset Derivatives		Liability Derivatives

Derivatives accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement Assets and Liabilities Location	Fair Value
Equity	Options purchased	75000	Options written	$(3,632,056)

        4